Consolidated Balance Sheets (Parentheticals) - shares	Jan. 31, 2018	Jan. 31, 2017
Common shares, shares issued (in shares)	76,773,497	75,874,684
Common shares, shares outstanding (in shares)	76,773,497	75,874,684